Schedule of Consolidated Financial Statements (Details)	6 Months Ended
Jun. 30, 2025
Uni-Fuels Group Inc [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation	Feb. 05, 2024
Place of incorporation	Cayman Island
Ownership percentage	100.00%
Principal activities	Investment holding company
Uni-Fuels Pte. Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation	Oct. 12, 2021
Place of incorporation	Singapore
Ownership percentage	100.00%
Principal activities	Ship bunkering as marine fuels supplier and broker
Uni-Fuels Pte. Ltd. (Branch) [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation	Mar. 21, 2024
Place of incorporation	South Korea
Ownership percentage	100.00%
Principal activities	Ship bunkering and service provider of marine fuels solutions
Uni-Fuels (Shanghai) Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation	Feb. 11, 2025
Place of incorporation	China
Ownership percentage	100.00%
Principal activities	Sales of petroleum products
Uni-Fuels Middle East FZCO [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation	Feb. 14, 2025
Place of incorporation	UAE
Ownership percentage	100.00%
Principal activities	Fuel supply services